Land use right, net	12 Months Ended
Dec. 31, 2023
ZHEJIANG TIANLAN
Land use right, net
11.	Land use right, net

	December 31,
	2023	2022
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,662)	(2,511)

Net carrying amount	4,699	4,850

	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Amortization expense	180	150	150

At December 31, 2023, the land use right pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB1,371,000 (2022: RMB1,417,000).

As December 31, 2023, estimated future land use right amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2024	180
2025	180
2026	180
2027	180
2028	180
Thereafter	3,799

Total	4,699